SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment geographic area (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	$ 269,623,367	$ 243,056,554
Asia
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	29,410,962	37,538,950
North America
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	141,129,598	92,809,899
Africa
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	78,410,435	90,541,946
Others
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	20,672,372	22,165,759
Bitcoin Mining Business
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	269,623,367
Bitcoin Mining Business | Asia
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	29,410,962
Bitcoin Mining Business | North America
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	141,129,598
Bitcoin Mining Business | Africa
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	78,410,435
Bitcoin Mining Business | Others
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	$ 20,672,372
Operating segments | Bitcoin Mining Business
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets		242,806,713
Operating segments | Bitcoin Mining Business | Asia
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets		37,289,109
Operating segments | Bitcoin Mining Business | North America
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets		92,809,899
Operating segments | Bitcoin Mining Business | Africa
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets		90,541,946
Operating segments | Bitcoin Mining Business | Others
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets		22,165,759
Reconciling items
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets		249,841
Reconciling items | Asia
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets		$ 249,841